Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	Lowell Farms Inc.
Entity Central Index Key	0001838128
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	19 Quail Run Circle
Entity Address Address Line 2	Suite B
Entity Address City Or Town	Salinas
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93907
City Area Code	831
Local Phone Number	998-8214